PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 95.7%
Common Stocks 92.4%
Australia 7.0%
Adbrl Ltd.	1,368	$2,146
Afterpay Ltd.*	790	38,562
AGL Energy Ltd.	2,410	28,589
ALS Ltd.	1,841	11,118
Altium Ltd.	479	11,248
Alumina Ltd.	8,917	9,705
AMP Ltd.*	13,183	13,830
Ampol Ltd.	927	17,402
Ansell Ltd.	493	13,491
APA Group	4,528	35,511
Aristocrat Leisure Ltd.	2,448	46,117
ASX Ltd.	742	43,584
Atlas Arteria Ltd.	3,546	16,746
Aurizon Holdings Ltd.	7,052	22,358
AusNet Services	7,008	8,926
Australia & New Zealand Banking Group Ltd.	11,060	141,206
Bank of Queensland Ltd.	1,853	7,845
Beach Energy Ltd.	7,069	7,040
Bendigo & Adelaide Bank Ltd.	2,292	11,210
BHP Group Ltd.	11,431	298,454
BHP Group PLC	8,135	176,753
BlueScope Steel Ltd.	1,927	15,235
Boral Ltd.	4,466	11,369
Brambles Ltd.	5,834	45,158
Challenger Ltd.	1,951	6,078
Charter Hall Group, REIT	1,961	14,791
CIMIC Group Ltd.	367	5,658
Cleanaway Waste Management Ltd.	5,017	7,557
Coca-Cola Amatil Ltd.	1,961	11,540
Cochlear Ltd.	246	33,437
Coles Group Ltd.	4,865	63,703
Commonwealth Bank of Australia	6,854	346,214
Computershare Ltd.	1,966	18,770
Crown Resorts Ltd.	1,339	8,559
CSL Ltd.	1,759	338,522
CSR Ltd.	2,068	5,174
Dexus, REIT	4,187	25,399
Domain Holdings Australia Ltd.	938	2,206
Domino’s Pizza Enterprises Ltd.	258	13,649
Downer EDI Ltd.	2,641	7,800
Evolution Mining Ltd.	4,055	17,152
Flight Centre Travel Group Ltd.	493	3,748
Fortescue Metals Group Ltd.	6,099	75,408

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Glencore PLC*	42,356	$97,821
Goodman Group, REIT	7,082	85,750
GPT Group (The), REIT	7,475	20,533
Harvey Norman Holdings Ltd.	2,746	7,316
IDP Education Ltd.	512	4,877
Iluka Resources Ltd.	1,608	10,387
Incitec Pivot Ltd.	7,330	9,598
Insurance Australia Group Ltd.	8,863	32,034
IOOF Holdings Ltd.	1,525	4,962
JB Hi-Fi Ltd.	433	14,143
Lendlease Group Ltd.	2,535	20,624
Macquarie Group Ltd.	1,244	109,758
Magellan Financial Group Ltd.	525	22,996
Medibank Private Ltd.	11,287	22,768
Metcash Ltd.	3,758	7,271
Mirvac Group, REIT	15,080	22,557
National Australia Bank Ltd.	12,444	157,887
Newcrest Mining Ltd.	3,188	80,595
Northern Star Resources Ltd.	2,747	30,516
Nufarm Ltd.*	1,263	3,653
Oil Search Ltd.	7,960	16,641
Orica Ltd.	1,553	19,108
Origin Energy Ltd.	6,738	25,919
Orora Ltd.	4,520	7,502
OZ Minerals Ltd.	1,218	11,855
Perpetual Ltd.	224	4,860
Platinum Asset Management Ltd.	878	2,345
Qantas Airways Ltd.	2,789	6,476
QBE Insurance Group Ltd.	5,583	39,195
Qube Holdings Ltd.	5,583	10,959
Ramsay Health Care Ltd.	655	28,875
REA Group Ltd.	193	14,886
Rio Tinto Ltd.	1,441	105,072
Rio Tinto PLC	4,213	256,551
Santos Ltd.	6,786	25,543
Scentre Group, REIT	19,899	28,626
SEEK Ltd.	1,334	20,597
Seven Group Holdings Ltd.	498	6,112
Shopping Centres Australasia Property Group, REIT	4,828	7,470
Sonic Healthcare Ltd.	1,821	41,679
South32 Ltd.	18,598	27,560
Star Entertainment Group Ltd. (The)	3,812	6,986
Stockland, REIT	9,142	20,897
Suncorp Group Ltd.	4,836	29,366

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Sydney Airport	4,249	$15,996
Tabcorp Holdings Ltd.	7,297	18,608
Telstra Corp. Ltd.	15,974	38,371
TPG Telecom Ltd.*	1,289	7,597
Transurban Group	10,606	104,819
Treasury Wine Estates Ltd.	2,766	21,516
Tuas Ltd.*	6,934	3,394
Vicinity Centres, REIT	14,384	13,272
Vocus Group Ltd.*	1,928	3,992
Washington H Soul Pattinson & Co. Ltd.	387	5,404
Wesfarmers Ltd.	4,414	147,856
Westpac Banking Corp.	13,950	169,991
Whitehaven Coal Ltd.	3,386	3,333
WiseTech Global Ltd.	286	4,243
Woodside Petroleum Ltd.	3,652	51,954
Woolworths Group Ltd.	4,931	136,822
Worley Ltd.	1,231	7,124
		4,324,386
Austria 0.1%
ANDRITZ AG	308	10,328
Erste Group Bank AG*	1,094	24,316
OMV AG*	544	17,195
Raiffeisen Bank International AG*	469	8,108
Telekom Austria AG*	745	5,598
Verbund AG	253	13,247
Vienna Insurance Group AG Wiener Versicherung Gruppe*	142	3,138
voestalpine AG	415	9,198
		91,128
Belgium 0.9%
Ackermans & van Haaren NV*	86	11,072
Ageas SA/NV	695	26,047
Anheuser-Busch InBev SA/NV	3,209	174,575
Colruyt SA	202	11,792
Elia Group SA/NV	135	14,618
Galapagos NV*	193	35,465
Groupe Bruxelles Lambert SA	411	35,594
KBC Group NV	1,091	62,156
Proximus SADP	537	11,065
Sofina SA	59	16,506
Solvay SA	266	20,510
Telenet Group Holding NV	216	8,351

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Belgium (cont’d.)
UCB SA	462	$59,132
Umicore SA	785	36,676
		523,559
Cambodia 0.0%
NagaCorp Ltd.	6,600	7,028
Chile 0.0%
Antofagasta PLC	1,327	17,947
China 0.8%
AAC Technologies Holdings, Inc.	2,700	21,428
BOC Hong Kong Holdings Ltd.	13,900	38,558
Budweiser Brewing Co. APAC Ltd., 144A	4,800	17,376
China Mengniu Dairy Co. Ltd.*	10,200	47,771
China Travel International Investment Hong Kong Ltd.	8,000	1,184
ESR Cayman Ltd., 144A*	5,000	12,313
FIH Mobile Ltd.*	21,000	2,338
Kerry Logistics Network Ltd.	1,600	2,628
Lenovo Group Ltd.	29,000	17,411
Minth Group Ltd.	3,300	9,808
MMG Ltd.*	6,000	1,572
Nexteer Automotive Group Ltd.	2,000	1,264
Prosus NV*	1,670	161,303
Semiconductor Manufacturing International Corp.*	11,900	45,962
Shougang Fushan Resources Group Ltd.	10,000	2,286
Shui On Land Ltd.	15,500	2,299
SITC International Holdings Co. Ltd.	4,000	4,003
Sun Art Retail Group Ltd.	8,000	11,117
Tingyi Cayman Islands Holding Corp.	6,400	11,912
Towngas China Co. Ltd.*	4,000	1,923
Uni-President China Holdings Ltd.	3,600	3,897
Want Want China Holdings Ltd.	21,000	15,456
Wilmar International Ltd.	7,500	25,192
Xinyi Solar Holdings Ltd.	14,000	15,338
		474,339
Denmark 2.0%
Ambu A/S (Class B Stock)	639	22,147
AP Moller - Maersk A/S (Class A Stock)	16	18,883
AP Moller - Maersk A/S (Class B Stock)	24	30,853
Carlsberg A/S (Class B Stock)	373	54,755

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Denmark (cont’d.)
Chr Hansen Holding A/S	394	$44,721
Coloplast A/S (Class B Stock)	510	86,699
Danske Bank A/S*	2,528	40,803
Demant A/S*	451	13,922
DSV PANALPINA A/S	760	104,430
Genmab A/S*	226	76,920
GN Store Nord A/S	494	29,998
H. Lundbeck A/S	218	7,926
ISS A/S*	793	12,051
Novo Nordisk A/S (Class B Stock)	6,260	412,106
Novozymes A/S (Class B Stock)	781	46,346
Orsted A/S, 144A	739	104,875
Pandora A/S	371	23,203
ROCKWOOL International A/S (Class B Stock)	29	9,373
Tryg A/S	463	13,643
Vestas Wind Systems A/S	770	98,540
		1,252,194
Finland 1.2%
Elisa OYJ	550	32,701
Fortum OYJ	1,654	33,428
Huhtamaki OYJ*	356	15,886
Kesko OYJ (Class B Stock)	1,032	21,985
Kone OYJ (Class B Stock)	1,537	121,452
Metso Outotec OYJ	2,338	15,065
Neles OYJ	413	5,934
Neste OYJ	1,595	72,718
Nokia OYJ	22,069	105,936
Nokian Renkaat OYJ	523	12,600
Nordea Bank Abp*	12,677	97,684
Orion OYJ (Class B Stock)	394	17,215
Sampo OYJ (Class A Stock)	1,938	69,857
Stora Enso OYJ (Class R Stock)	2,201	27,496
UPM-Kymmene OYJ	2,044	54,366
Wartsila OYJ Abp	1,859	15,478
		719,801
France 8.8%
Accor SA*	726	18,109
Adevinta ASA*	807	13,028
Aeroports de Paris	111	10,446
Air France-KLM*	651	2,711
Air Liquide SA	1,798	294,607

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Airbus SE*	2,156	$156,880
ALD SA, 144A	293	2,932
Alstom SA*	714	39,885
Amundi SA, 144A*	217	16,401
Arkema SA	256	26,302
Atos SE*	361	30,988
AXA SA	7,483	150,724
BioMerieux	163	26,544
BNP Paribas SA*	4,216	168,397
Bollore SA	3,782	12,645
Bouygues SA*	814	28,838
Bureau Veritas SA*	1,059	23,044
Capgemini SE	603	78,771
Carrefour SA	2,195	34,857
Casino Guichard Perrachon SA*	200	5,549
Cie de Saint-Gobain*	1,860	68,896
Cie Generale des Etablissements Michelin SCA	672	69,979
Cie Plastic Omnium SA	202	4,045
CNP Assurances*	606	7,371
Covivio, REIT	178	12,813
Credit Agricole SA*	4,427	42,987
Danone SA	2,333	155,572
Dassault Aviation SA*	9	7,472
Dassault Systemes SE	517	93,518
Edenred	929	45,915
Eiffage SA*	289	25,120
Electricite de France SA	1,914	19,474
Elis SA*	864	10,566
Engie SA*	6,528	87,236
EssilorLuxottica SA*	1,147	152,304
Eurazeo SE*	166	8,662
Eutelsat Communications SA	720	7,262
Faurecia SE*	280	10,802
Gecina SA, REIT	199	25,891
Getlink SE*	1,742	26,068
Hermes International	121	97,834
ICADE, REIT	122	8,016
Iliad SA	59	11,561
Imerys SA	141	5,171
Ingenico Group SA*	239	38,867
Ipsen SA	132	12,829
JCDecaux SA*	282	4,739
Kering SA	288	165,247
Klepierre SA, REIT	729	12,532

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
La Francaise des Jeux SAEM, 144A	371	$13,569
Legrand SA	1,051	81,641
L’Oreal SA	931	309,104
LVMH Moet Hennessy Louis Vuitton SE	966	418,918
Natixis SA*	3,746	9,192
Orange SA	7,520	87,607
Orpea*	187	23,916
Pernod Ricard SA	821	140,827
Peugeot SA*	2,087	33,429
Publicis Groupe SA*	825	26,413
Remy Cointreau SA	102	16,409
Renault SA*	695	16,360
Rexel SA*	1,275	14,971
Rubis SCA	350	16,645
Safran SA*	1,256	131,799
Sanofi	4,224	443,471
Sartorius Stedim Biotech	92	28,770
Schneider Electric SE	2,037	239,546
SCOR SE*	601	15,375
SEB SA	104	17,119
Societe Generale SA*	2,965	45,400
Sodexo SA	333	22,872
Suez SA	1,528	20,199
Teleperformance	223	65,034
Thales SA	384	27,795
TOTAL SE	9,205	344,538
Ubisoft Entertainment SA*	353	29,537
Unibail-Rodamco-Westfield, REIT	517	27,080
Valeo SA	916	23,567
Veolia Environnement SA	1,927	44,151
Vinci SA	1,806	154,369
Vivendi SA	3,069	80,686
Wendel SE	107	9,966
Worldline SA, 144A*	561	48,985
		5,409,667
Germany 7.7%
1&1 Drillisch AG	176	4,648
adidas AG*	743	202,830
Allianz SE	1,611	333,898
Aroundtown SA*	4,612	27,729
BASF SE	3,574	196,159
Bayer AG	3,810	251,297
Bayerische Motoren Werke AG	1,265	81,318

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Bechtle AG	105	$20,674
Beiersdorf AG	382	45,391
Brenntag AG	593	36,292
Carl Zeiss Meditec AG*	140	14,674
Commerzbank AG*	3,989	20,303
Continental AG	414	40,107
Covestro AG, 144A	655	25,404
CTS Eventim AG & Co. KGaA*	227	8,896
Daimler AG	3,143	138,116
Delivery Hero SE, 144A*	543	63,285
Deutsche Bank AG*	7,841	70,080
Deutsche Boerse AG	717	130,207
Deutsche Lufthansa AG*	917	8,022
Deutsche Post AG*	3,804	153,710
Deutsche Telekom AG	12,515	209,438
Deutsche Wohnen SE	1,381	66,936
DWS Group GmbH & Co. KGaA, 144A*	153	5,718
E.ON SE	8,501	99,277
Evonik Industries AG	732	19,651
Fielmann AG*	95	6,959
Fraport AG Frankfurt Airport Services Worldwide*	133	5,176
Fresenius Medical Care AG & Co. KGaA*	793	69,673
Fresenius SE & Co. KGaA*	1,548	77,419
FUCHS PETROLUB SE	150	5,103
GEA Group AG	635	22,725
GRENKE AG*	101	7,609
Hannover Rueck SE	230	38,646
HeidelbergCement AG	570	32,106
Hella GmbH & Co. KGaA	160	6,950
Henkel AG & Co. KGaA	389	33,716
HOCHTIEF AG	92	7,465
HUGO BOSS AG	237	6,451
Infineon Technologies AG	5,079	125,906
KION Group AG	270	20,627
Knorr-Bremse AG	215	25,138
LANXESS AG*	320	16,498
LEG Immobilien AG*	265	36,867
Merck KGaA	496	63,681
METRO AG	646	5,936
MTU Aero Engines AG*	203	34,858
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	536	141,121
Nemetschek SE	227	16,850
OSRAM Licht AG*	146	7,624
ProSiebenSat.1 Media SE*	627	6,404

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Puma SE*	314	$24,249
Rational AG	14	8,333
Rheinmetall AG	166	15,655
Rocket Internet SE, 144A*	239	5,164
RWE AG	2,257	84,960
SAP SE	4,352	683,990
Scout24 AG, 144A	404	34,898
Siemens AG	2,961	378,356
Siemens Healthineers AG, 144A	500	26,146
Suedzucker AG	294	4,919
Symrise AG	484	60,362
Talanx AG	183	6,653
TeamViewer AG, 144A*	468	25,212
Telefonica Deutschland Holding AG	2,586	7,155
thyssenkrupp AG*	1,793	13,797
Traton SE*	155	2,936
TUI AG	1,548	5,845
Uniper SE	427	14,704
United Internet AG	378	17,089
Varta AG*	59	6,573
Volkswagen AG*	122	19,014
Vonovia SE	2,118	137,457
Wacker Chemie AG*	74	6,648
Zalando SE, 144A*	615	44,634
		4,730,317
Hong Kong 2.4%
AIA Group Ltd.	46,800	420,249
ASM Pacific Technology Ltd.	1,200	13,485
Bank of East Asia Ltd. (The)	5,200	11,862
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	400	799
Cathay Pacific Airways Ltd.	3,700	2,502
Champion REIT	7,000	3,713
Chow Tai Fook Jewellery Group Ltd.	3,600	3,865
CK Asset Holdings Ltd.	10,500	57,950
CK Infrastructure Holdings Ltd.	2,200	11,429
CLP Holdings Ltd.	6,400	60,406
Dah Sing Banking Group Ltd.	3,600	3,254
Dah Sing Financial Holdings Ltd.	400	1,102
Dairy Farm International Holdings Ltd.	1,200	5,151
Guotai Junan International Holdings Ltd.	25,000	3,546
Haitong International Securities Group Ltd.	7,000	1,887
Hang Lung Group Ltd.	3,800	9,158

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Hang Lung Properties Ltd.	8,000	$19,575
Hang Seng Bank Ltd.	2,800	44,046
Henderson Land Development Co. Ltd.	5,004	18,698
Hong Kong & China Gas Co. Ltd.	40,054	57,246
Hong Kong Exchanges & Clearing Ltd.	4,940	235,470
Hongkong Land Holdings Ltd.	4,400	16,746
Huabao International Holdings Ltd.	2,000	2,278
Hutchison Port Holdings Trust, UTS	33,600	3,642
Hutchison Telecommunications Hong Kong Holdings Ltd.	12,000	1,967
Hysan Development Co. Ltd.	2,000	5,510
Jardine Matheson Holdings Ltd.	770	31,559
Jardine Strategic Holdings Ltd.	750	15,169
Johnson Electric Holdings Ltd.	1,000	1,829
JS Global Lifestyle Co. Ltd., 144A	2,000	2,052
Kerry Properties Ltd.	2,400	5,690
Lifestyle International Holdings Ltd.	1,400	1,136
Link REIT	7,900	61,110
Melco International Development Ltd.	2,600	4,877
MTR Corp. Ltd.	5,500	27,277
New World Development Co. Ltd.	5,900	28,633
NWS Holdings Ltd.	6,000	4,633
PCCW Ltd.	16,000	8,990
Power Assets Holdings Ltd.	5,100	28,311
Sa Sa International Holdings Ltd.	2,000	289
Shangri-La Asia Ltd.	3,600	2,613
Shun Tak Holdings Ltd.	6,000	2,148
Sino Land Co. Ltd.	13,600	16,385
Sun Hung Kai Properties Ltd.	5,600	68,200
Swire Pacific Ltd. (Class A Stock)	2,000	9,840
Swire Pacific Ltd. (Class B Stock)	2,900	2,562
Swire Properties Ltd.	3,800	8,772
Techtronic Industries Co. Ltd.	5,000	52,099
Television Broadcasts Ltd.	1,000	1,165
United Energy Group Ltd.	28,000	4,904
Vitasoy International Holdings Ltd.	3,000	11,438
VTech Holdings Ltd.	600	3,248
WH Group Ltd., 144A	32,200	28,518
Wharf Holdings Ltd. (The)	6,000	10,187
Wharf Real Estate Investment Co. Ltd.	6,500	22,935
Xinyi Glass Holdings Ltd.	8,000	11,670
Yue Yuen Industrial Holdings Ltd.	2,200	3,502
		1,497,277

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 0.0%
First Pacific Co. Ltd.	8,000	$1,674
Golden Agri-Resources Ltd.	17,800	2,043
		3,717
Ireland 0.6%
AIB Group PLC*	4,223	5,295
Bank of Ireland Group PLC*	3,229	6,692
CRH PLC	3,070	112,096
Flutter Entertainment PLC*	458	68,902
Glanbia PLC	880	10,629
Kerry Group PLC (Class A Stock)	590	77,733
Kingspan Group PLC	577	41,473
Smurfit Kappa Group PLC	915	30,807
		353,627
Israel 0.4%
Airport City Ltd.*	216	2,477
Alony Hetz Properties & Investments Ltd.	408	4,382
Amot Investments Ltd.	580	2,797
Azrieli Group Ltd.	132	6,342
Bank Hapoalim BM	4,165	24,883
Bank Leumi Le-Israel BM	5,545	27,835
Bezeq The Israeli Telecommunication Corp. Ltd.*	7,141	7,166
Delek Group Ltd.*	114	2,547
Elbit Systems Ltd.	93	13,093
Fattal Holdings 1998 Ltd.*	14	558
First International Bank of Israel Ltd.	211	4,779
Gazit-Globe Ltd.	714	2,973
Harel Insurance Investments & Financial Services Ltd.	307	2,015
ICL Group Ltd.	2,491	7,838
Israel Corp. Ltd. (The)*	38	3,272
Israel Discount Bank Ltd. (Class A Stock)	4,467	13,588
Melisron Ltd.	44	1,642
Migdal Insurance & Financial Holdings Ltd.	5,897	3,608
Mivne Real Estate KD Ltd.*	2,276	4,446
Mizrahi Tefahot Bank Ltd.	499	10,325
Nice Ltd.*	239	48,702
Oil Refineries Ltd.	16,136	3,012
Paz Oil Co. Ltd.	28	2,217
Phoenix Holdings Ltd. (The)*	334	1,503
Shapir Engineering and Industry Ltd.*	367	2,733
Shikun & Binui Ltd.*	657	2,977
Shufersal Ltd.	463	3,281

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Strauss Group Ltd.	121	$3,432
Teva Pharmaceutical Industries Ltd.*	3,775	43,016
Tower Semiconductor Ltd.*	376	7,847
		265,286
Italy 1.9%
A2A SpA	6,006	8,681
Amplifon SpA*	509	17,487
Assicurazioni Generali SpA	4,845	72,417
Atlantia SpA*	1,887	30,429
Banca Mediolanum SpA	992	7,427
Banco BPM SpA*	5,021	7,649
Buzzi Unicem SpA	330	7,497
Buzzi Unicem SpA, RSP	177	2,278
Davide Campari-Milano NV	2,292	23,018
DiaSorin SpA	93	18,187
Enel SpA	30,071	273,267
Eni SpA	9,342	83,591
Ferrari NV	466	83,960
FinecoBank Banca Fineco SpA*	2,336	33,872
Hera SpA	3,246	12,555
Infrastrutture Wireless Italiane SpA, 144A	1,189	12,071
Intesa Sanpaolo SpA*	53,976	108,260
Italgas SpA	1,877	12,080
Leonardo SpA	1,511	9,666
Mediaset SpA*	839	1,498
Mediobanca Banca di Credito Finanziario SpA	2,963	23,754
Moncler SpA*	776	30,492
Nexi SpA, 144A*	1,357	24,461
Pirelli & C SpA, 144A*	1,458	5,800
Poste Italiane SpA, 144A	1,749	15,982
PRADA SpA*	2,000	7,739
Prysmian SpA	917	23,535
Recordati SpA	370	19,799
Saipem SpA	2,595	5,552
Salvatore Ferragamo SpA*	186	2,507
Snam SpA	8,372	44,779
Telecom Italia SpA	40,810	16,511
Telecom Italia SpA, RSP	23,321	9,418
Terna Rete Elettrica Nazionale SpA	5,332	39,684
UniCredit SpA*	8,193	75,392

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Unione di Banche Italiane SpA*	3,997	$16,809
UnipolSai Assicurazioni SpA	1,961	5,022
		1,193,126
Japan 22.3%
77 Bank Ltd. (The)	400	5,338
ABC-Mart, Inc.	100	5,245
Acom Co. Ltd.	1,300	4,561
Advantest Corp.	820	43,087
Aeon Co. Ltd.	2,680	63,157
AEON Financial Service Co. Ltd.	410	3,076
Aeon Mall Co. Ltd.	430	5,102
AGC, Inc.	720	20,109
Aica Kogyo Co. Ltd.	180	5,801
Ain Holdings, Inc.	60	3,797
Air Water, Inc.	680	8,764
Aisin Seiki Co. Ltd.	700	20,045
Ajinomoto Co., Inc.	1,870	33,715
Alfresa Holdings Corp.	650	13,233
Alps Alpine Co. Ltd.	800	10,043
Amada Co. Ltd.	1,200	8,037
Amano Corp.	310	5,813
ANA Holdings, Inc.*	450	9,239
Anritsu Corp.	560	13,387
Aozora Bank Ltd.	420	6,691
Ariake Japan Co. Ltd.	20	1,247
Asahi Group Holdings Ltd.	1,440	46,665
Asahi Intecc Co. Ltd.	700	19,448
Asahi Kasei Corp.	4,700	33,392
Asics Corp.	700	7,735
ASKUL Corp.	100	3,003
Astellas Pharma, Inc.	7,180	112,370
Autobacs Seven Co. Ltd.	200	2,323
Azbil Corp.	500	16,638
Bandai Namco Holdings, Inc.	720	39,623
Bank of Kyoto Ltd. (The)	240	8,771
Benefit One, Inc.	200	4,394
Benesse Holdings, Inc.	320	8,299
Bic Camera, Inc.	600	6,020
Bridgestone Corp.	2,220	64,855
Brother Industries Ltd.	900	13,969
Calbee, Inc.	340	10,808
Canon Marketing Japan, Inc.	160	3,015
Canon, Inc.	3,880	61,311

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Capcom Co. Ltd.	300	$11,745
Casio Computer Co. Ltd.	800	12,669
Central Japan Railway Co.	664	79,869
Chiba Bank Ltd. (The)	2,300	10,500
Chubu Electric Power Co., Inc.	2,700	31,962
Chugai Pharmaceutical Co. Ltd.	2,520	112,848
Chugoku Bank Ltd. (The)	650	5,565
Chugoku Electric Power Co., Inc. (The)	1,280	15,553
Citizen Watch Co. Ltd.	780	2,103
Coca-Cola Bottlers Japan Holdings, Inc.	540	8,004
COMSYS Holdings Corp.	500	14,640
Concordia Financial Group Ltd.	4,300	12,610
Cosmo Energy Holdings Co. Ltd.	200	2,874
Cosmos Pharmaceutical Corp.	40	7,322
Credit Saison Co. Ltd.	550	5,095
CyberAgent, Inc.	390	21,936
Dai Nippon Printing Co. Ltd.	1,050	22,709
Daicel Corp.	1,180	7,844
Daido Steel Co. Ltd.	160	4,492
Daifuku Co. Ltd.	400	36,162
Dai-ichi Life Holdings, Inc.	4,300	50,195
Daiichi Sankyo Co. Ltd.	2,480	217,667
Daiichikosho Co. Ltd.	130	3,484
Daikin Industries Ltd.	1,000	174,932
Daishi Hokuetsu Financial Group, Inc.	130	2,378
Daito Trust Construction Co. Ltd.	296	23,251
Daiwa House Industry Co. Ltd.	2,570	56,646
Daiwa Securities Group, Inc.	5,700	24,980
DeNA Co. Ltd.	310	3,494
Denka Co. Ltd.	390	9,301
Denso Corp.	1,780	65,217
Dentsu Group, Inc.	830	18,445
DIC Corp.	300	7,209
Disco Corp.	100	23,719
DMG Mori Co. Ltd.	500	5,304
Dowa Holdings Co. Ltd.	170	4,967
East Japan Railway Co.	1,430	81,997
Ebara Corp.	400	9,418
Eisai Co. Ltd.	1,014	81,514
Electric Power Development Co. Ltd.	600	8,116
ENEOS Holdings, Inc.	11,510	40,118
Ezaki Glico Co. Ltd.	210	9,700
FamilyMart Co. Ltd.	900	20,107
Fancl Corp.	300	8,604

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
FANUC Corp.	743	$124,236
Fast Retailing Co. Ltd.	195	103,408
FP Corp.	90	7,233
Fuji Electric Co. Ltd.	500	13,541
Fuji Media Holdings, Inc.	200	1,757
Fuji Oil Holdings, Inc.	160	4,252
Fuji Seal International, Inc.	200	3,543
FUJIFILM Holdings Corp.	1,380	61,808
Fujikura Ltd.	1,000	2,697
Fujitsu General Ltd.	200	4,862
Fujitsu Ltd.	730	97,357
Fukuoka Financial Group, Inc.	660	9,553
Fukuyama Transporting Co. Ltd.	100	3,457
Furukawa Electric Co. Ltd.	200	4,740
Fuyo General Lease Co. Ltd.	100	5,603
Glory Ltd.	210	4,540
GMO internet, Inc.	200	5,763
GMO Payment Gateway, Inc.	140	14,600
Goldwin, Inc.	142	8,418
GS Yuasa Corp.	300	4,628
GungHo Online Entertainment, Inc.	120	2,180
Gunma Bank Ltd. (The)	1,800	5,631
H.U. Group Holdings, Inc.	240	5,370
H2O Retailing Corp.	300	1,718
Hachijuni Bank Ltd. (The)	1,890	6,967
Hakuhodo DY Holdings, Inc.	900	9,804
Hamamatsu Photonics KK	450	19,334
Hankyu Hanshin Holdings, Inc.	870	24,757
Haseko Corp.	1,170	13,745
Heiwa Corp.	200	3,333
Hikari Tsushin, Inc.	60	12,923
Hino Motors Ltd.	1,100	6,324
Hirose Electric Co. Ltd.	121	12,648
Hiroshima Bank Ltd. (The)	1,400	6,377
HIS Co. Ltd.	100	1,165
Hisamitsu Pharmaceutical Co., Inc.	310	13,578
Hitachi Capital Corp.	130	3,099
Hitachi Construction Machinery Co. Ltd.	420	12,012
Hitachi Ltd.	3,580	105,944
Hitachi Metals Ltd.	800	10,332
Hitachi Transport System Ltd.	150	4,429
Hokuhoku Financial Group, Inc.	400	3,326
Hokuriku Electric Power Co.	900	5,746
Honda Motor Co. Ltd.	6,640	158,568

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Horiba Ltd.	150	$7,646
Hoshizaki Corp.	170	12,896
House Foods Group, Inc.	240	7,273
Hoya Corp.	1,400	137,979
Hulic Co. Ltd.	1,360	11,622
Ibiden Co. Ltd.	460	12,390
Ichigo, Inc.	700	1,635
Idemitsu Kosan Co. Ltd.	947	19,609
IHI Corp.	430	5,346
Iida Group Holdings Co. Ltd.	530	8,133
Inpex Corp.	3,500	19,946
Isetan Mitsukoshi Holdings Ltd.	1,300	5,890
Isuzu Motors Ltd.	2,000	16,202
Ito En Ltd.	170	9,995
ITOCHU Corp.	5,300	115,507
Itochu Techno-Solutions Corp.	380	15,421
Itoham Yonekyu Holdings, Inc.	400	2,400
Iyo Bank Ltd. (The)	1,270	7,457
Izumi Co. Ltd.	130	4,966
J Front Retailing Co. Ltd.	1,100	6,335
Japan Airlines Co. Ltd.	460	7,478
Japan Airport Terminal Co. Ltd.	150	5,143
Japan Aviation Electronics Industry Ltd.	120	1,509
Japan Exchange Group, Inc.	2,100	49,645
Japan Petroleum Exploration Co. Ltd.	100	1,614
Japan Post Bank Co. Ltd.	1,600	11,912
Japan Post Holdings Co. Ltd.	5,100	34,623
Japan Post Insurance Co. Ltd.	700	9,263
Japan Steel Works Ltd. (The)	200	2,820
Japan Tobacco, Inc.	4,530	77,513
JCR Pharmaceuticals Co. Ltd.	50	4,887
JFE Holdings, Inc.	1,980	12,777
JGC Holdings Corp.	880	8,919
JSR Corp.	700	15,063
JTEKT Corp.	900	5,972
Justsystems Corp.	160	12,321
Kagome Co. Ltd.	300	9,106
Kajima Corp.	1,700	18,625
Kakaku.com, Inc.	550	13,188
Kaken Pharmaceutical Co. Ltd.	150	6,765
Kamigumi Co. Ltd.	380	6,884
Kandenko Co. Ltd.	300	2,340
Kaneka Corp.	230	5,368
Kansai Electric Power Co., Inc. (The)	2,770	26,224

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Kansai Mirai Financial Group, Inc.	500	$1,883
Kansai Paint Co. Ltd.	780	14,950
Kao Corp.	1,800	130,271
Kawasaki Heavy Industries Ltd.	690	9,400
Kawasaki Kisen Kaisha Ltd.*	300	2,727
KDDI Corp.	6,560	202,969
Keihan Holdings Co. Ltd.	410	16,571
Keikyu Corp.	900	11,672
Keio Corp.	460	22,779
Keisei Electric Railway Co. Ltd.	550	13,346
Kewpie Corp.	460	8,143
Keyence Corp.	715	298,345
Kikkoman Corp.	710	32,956
Kinden Corp.	500	7,723
Kintetsu Group Holdings Co. Ltd.	650	25,185
Kirin Holdings Co. Ltd.	2,950	56,704
Kissei Pharmaceutical Co. Ltd.	100	2,080
Kobayashi Pharmaceutical Co. Ltd.	190	16,792
Kobe Bussan Co. Ltd.	100	6,199
Kobe Steel Ltd.*	900	2,875
Koei Tecmo Holdings Co. Ltd.	200	7,681
Koito Manufacturing Co. Ltd.	480	18,729
Kokuyo Co. Ltd.	300	3,144
Komatsu Ltd.	3,510	69,060
Konami Holdings Corp.	400	12,135
Konica Minolta, Inc.	1,700	4,460
Kose Corp.	100	10,054
Kotobuki Spirits Co. Ltd.	100	2,962
K’s Holdings Corp.	600	7,736
Kubota Corp.	4,200	59,716
Kuraray Co. Ltd.	1,300	12,687
Kurita Water Industries Ltd.	460	12,297
Kusuri no Aoki Holdings Co. Ltd.	100	9,283
Kyocera Corp.	1,200	66,364
Kyoritsu Maintenance Co. Ltd.	100	2,745
Kyowa Exeo Corp.	390	9,130
Kyowa Kirin Co. Ltd.	1,020	25,163
Kyudenko Corp.	150	4,223
Kyushu Electric Power Co., Inc.	1,700	14,183
Kyushu Financial Group, Inc.	1,500	6,076
Kyushu Railway Co.	570	11,173
Lasertec Corp.	300	26,113
Lawson, Inc.	170	8,402
LINE Corp.*	280	14,800

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Lintec Corp.	240	$5,577
Lion Corp.	940	24,288
LIXIL Group Corp.	1,020	13,516
M3, Inc.	1,620	82,747
Mabuchi Motor Co. Ltd.	260	7,730
Maeda Corp.	400	2,701
Maeda Road Construction Co. Ltd.	100	1,814
Makita Corp.	950	36,268
Mani, Inc.	280	7,143
Marubeni Corp.	6,000	27,532
Maruha Nichiro Corp.	130	2,490
Marui Group Co. Ltd.	780	11,244
Maruichi Steel Tube Ltd.	270	6,367
Matsui Securities Co. Ltd.	300	2,439
Matsumotokiyoshi Holdings Co. Ltd.	340	11,262
Mazda Motor Corp.	2,100	11,731
Mebuki Financial Group, Inc.	3,600	7,946
Medipal Holdings Corp.	600	10,987
Megmilk Snow Brand Co. Ltd.	130	2,919
MEIJI Holdings Co. Ltd.	566	44,269
MINEBEA MITSUMI, Inc.	1,600	25,983
MISUMI Group, Inc.	1,050	24,731
Mitsubishi Chemical Holdings Corp.	4,900	26,284
Mitsubishi Corp.	4,630	92,931
Mitsubishi Electric Corp.	7,580	97,992
Mitsubishi Estate Co. Ltd.	4,370	62,726
Mitsubishi Gas Chemical Co., Inc.	720	11,355
Mitsubishi Heavy Industries Ltd.	1,110	25,741
Mitsubishi Logistics Corp.	290	7,762
Mitsubishi Materials Corp.	510	10,376
Mitsubishi Motors Corp.	2,400	4,668
Mitsubishi Shokuhin Co. Ltd.	100	2,463
Mitsubishi UFJ Financial Group, Inc.	48,400	179,656
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,650	6,933
Mitsui & Co. Ltd.	6,400	95,068
Mitsui Chemicals, Inc.	640	12,136
Mitsui Fudosan Co. Ltd.	3,560	55,266
Mitsui Mining & Smelting Co. Ltd.	200	4,175
Mitsui OSK Lines Ltd.	470	7,682
Miura Co. Ltd.	330	12,369
Mizuho Financial Group, Inc.	98,300	118,798
Mochida Pharmaceutical Co. Ltd.	130	4,756
MonotaRO Co. Ltd.	460	19,650
Morinaga & Co. Ltd.	140	5,069

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Morinaga Milk Industry Co. Ltd.	110	$5,123
MS&AD Insurance Group Holdings, Inc.	1,830	45,550
Murata Manufacturing Co. Ltd.	2,220	138,572
Nabtesco Corp.	480	14,395
Nagase & Co. Ltd.	400	4,580
Nagoya Railroad Co. Ltd.	760	19,124
Nankai Electric Railway Co. Ltd.	430	8,381
NEC Corp.	930	51,978
NET One Systems Co. Ltd.	300	11,665
Nexon Co. Ltd.	1,540	39,701
NGK Insulators Ltd.	1,130	13,982
NGK Spark Plug Co. Ltd.	710	9,457
NH Foods Ltd.	400	17,488
NHK Spring Co. Ltd.	480	2,667
Nichirei Corp.	400	11,340
Nidec Corp.	1,800	142,228
Nifco, Inc.	350	7,849
Nihon Kohden Corp.	300	10,284
Nihon M&A Center, Inc.	500	24,124
Nihon Unisys Ltd.	300	9,028
Nikon Corp.	1,250	8,670
Nintendo Co. Ltd.	411	180,643
Nippo Corp.	240	6,342
Nippon Electric Glass Co. Ltd.	330	5,391
Nippon Express Co. Ltd.	270	12,789
Nippon Kayaku Co. Ltd.	700	6,825
Nippon Paint Holdings Co. Ltd.	630	42,678
Nippon Paper Industries Co. Ltd.	300	3,767
Nippon Shinyaku Co. Ltd.	160	12,316
Nippon Shokubai Co. Ltd.	180	8,949
Nippon Steel Corp.	3,130	25,388
Nippon Telegraph & Telephone Corp.	4,820	110,896
Nippon Yusen KK	750	9,663
Nipro Corp.	400	4,257
Nishi-Nippon Financial Holdings, Inc.	600	3,716
Nishi-Nippon Railroad Co. Ltd.	280	6,960
Nissan Chemical Corp.	560	29,297
Nissan Motor Co. Ltd.	7,400	25,195
Nissan Shatai Co. Ltd.	200	1,487
Nisshin Seifun Group, Inc.	960	14,657
Nisshinbo Holdings, Inc.	700	4,149
Nissin Foods Holdings Co. Ltd.	250	22,396
Nitori Holdings Co. Ltd.	282	61,791
Nitto Denko Corp.	600	33,839

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Noevir Holdings Co. Ltd.	100	$4,126
NOF Corp.	300	11,161
NOK Corp.	550	5,928
Nomura Holdings, Inc.	11,600	53,851
Nomura Real Estate Holdings, Inc.	430	7,094
Nomura Research Institute Ltd.	1,060	27,887
NS Solutions Corp.	130	3,387
NSK Ltd.	1,700	11,316
NTN Corp.	2,100	3,636
NTT Data Corp.	2,400	26,975
NTT DOCOMO, Inc.	4,340	119,548
Obayashi Corp.	2,600	23,058
OBIC Business Consultants Co. Ltd.	60	3,499
Obic Co. Ltd.	250	44,623
Odakyu Electric Railway Co. Ltd.	1,240	25,724
Oji Holdings Corp.	3,300	13,692
OKUMA Corp.	100	3,865
Olympus Corp.	4,080	72,985
Omron Corp.	770	55,139
Ono Pharmaceutical Co. Ltd.	1,630	45,818
Open House Co. Ltd.	200	5,648
Oracle Corp.	150	18,188
Orient Corp.	1,400	1,336
Oriental Land Co. Ltd.	720	86,402
ORIX Corp.	4,800	51,466
Osaka Gas Co. Ltd.	1,540	28,261
OSG Corp.	260	3,509
Otsuka Corp.	390	20,108
Otsuka Holdings Co. Ltd.	1,610	66,534
PALTAC Corp.	200	10,789
Pan Pacific International Holdings Corp.	2,000	45,294
Panasonic Corp.	8,200	69,757
Park24 Co. Ltd.	420	5,614
Penta-Ocean Construction Co. Ltd.	1,200	6,255
PeptiDream, Inc.*	320	12,844
Persol Holdings Co. Ltd.	650	8,173
Pigeon Corp.	460	17,863
Pilot Corp.	200	5,502
Pola Orbis Holdings, Inc.	310	5,098
Rakuten, Inc.	3,050	27,947
Recruit Holdings Co. Ltd.	4,950	152,641
Relo Group, Inc.	400	6,904
Renesas Electronics Corp.*	2,980	16,276
Rengo Co. Ltd.	700	5,267

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Resona Holdings, Inc.	8,300	$27,122
Resorttrust, Inc.	220	2,445
Ricoh Co. Ltd.	2,600	16,462
Rinnai Corp.	160	13,036
Rohm Co. Ltd.	360	22,774
Rohto Pharmaceutical Co. Ltd.	400	12,315
Ryohin Keikaku Co. Ltd.	880	10,522
Sankyo Co. Ltd.	160	3,984
Sankyu, Inc.	200	6,874
Sanrio Co. Ltd.	240	3,471
Santen Pharmaceutical Co. Ltd.	1,400	23,452
Sanwa Holdings Corp.	760	6,483
Sapporo Holdings Ltd.	200	3,428
Sawai Pharmaceutical Co. Ltd.	150	7,106
SBI Holdings, Inc.	900	18,762
SCREEN Holdings Co. Ltd.	180	8,846
SCSK Corp.	150	7,556
Secom Co. Ltd.	760	65,124
Sega Sammy Holdings, Inc.	870	9,760
Seibu Holdings, Inc.	900	7,991
Seiko Epson Corp.	1,000	10,485
Seino Holdings Co. Ltd.	700	8,605
Sekisui Chemical Co. Ltd.	1,300	17,640
Sekisui House Ltd.	2,180	39,514
Seven & i Holdings Co. Ltd.	2,970	89,592
Seven Bank Ltd.	2,900	7,058
SG Holdings Co. Ltd.	800	29,333
Sharp Corp.	640	6,283
Shiga Bank Ltd. (The)	150	3,230
Shikoku Electric Power Co., Inc.	500	3,345
Shimadzu Corp.	1,080	27,195
Shimamura Co. Ltd.	100	6,921
Shimano, Inc.	280	61,010
Shimizu Corp.	2,300	16,338
Shin-Etsu Chemical Co. Ltd.	1,570	182,143
Shinsei Bank Ltd.	680	7,628
Shionogi & Co. Ltd.	1,090	64,409
Ship Healthcare Holdings, Inc.	200	8,590
Shiseido Co. Ltd.	1,500	82,868
Shizuoka Bank Ltd. (The)	1,860	12,014
SHO-BOND Holdings Co. Ltd.	132	5,646
Showa Denko KK	600	12,345
SKY Perfect JSAT Holdings, Inc.	500	1,845
Skylark Holdings Co. Ltd.	700	9,683

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
SMC Corp.	215	$112,671
SMS Co. Ltd.	200	4,925
Softbank Corp.	7,200	96,026
SoftBank Group Corp.	6,310	390,725
Sohgo Security Services Co. Ltd.	220	10,291
Sojitz Corp.	4,400	9,182
Sompo Holdings, Inc.	1,260	41,141
Sony Corp.	4,730	364,909
Sotetsu Holdings, Inc.	360	8,504
Square Enix Holdings Co. Ltd.	280	14,949
Stanley Electric Co. Ltd.	540	12,857
Subaru Corp.	2,370	44,698
Sugi Holdings Co. Ltd.	100	7,212
SUMCO Corp.	880	13,419
Sumitomo Bakelite Co. Ltd.	100	2,404
Sumitomo Chemical Co. Ltd.	5,800	16,602
Sumitomo Corp.	4,280	47,242
Sumitomo Dainippon Pharma Co. Ltd.	600	7,484
Sumitomo Electric Industries Ltd.	2,870	31,700
Sumitomo Forestry Co. Ltd.	500	5,592
Sumitomo Heavy Industries Ltd.	410	7,985
Sumitomo Metal Mining Co. Ltd.	890	26,294
Sumitomo Mitsui Financial Group, Inc.	5,070	134,025
Sumitomo Mitsui Trust Holdings, Inc.	1,380	35,361
Sumitomo Osaka Cement Co. Ltd.	200	6,722
Sumitomo Realty & Development Co. Ltd.	1,500	38,077
Sumitomo Rubber Industries Ltd.	700	5,797
Sundrug Co. Ltd.	320	10,897
Suntory Beverage & Food Ltd.	470	17,711
Sushiro Global Holdings Ltd.	400	8,415
Suzuken Co. Ltd.	330	11,688
Suzuki Motor Corp.	1,720	56,415
Sysmex Corp.	720	55,572
T&D Holdings, Inc.	2,000	16,339
Tadano Ltd.	500	3,991
Taiheiyo Cement Corp.	430	9,330
Taisei Corp.	750	25,722
Taisho Pharmaceutical Holdings Co. Ltd.	180	10,174
Taiyo Nippon Sanso Corp.	590	9,229
Taiyo Yuden Co. Ltd.	500	15,673
Takara Bio, Inc.	230	6,144
Takara Holdings, Inc.	700	5,993
Takashimaya Co. Ltd.	500	3,308
Takeda Pharmaceutical Co. Ltd.	5,883	209,191

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
TDK Corp.	470	$51,935
TechnoPro Holdings, Inc.	130	6,591
Teijin Ltd.	740	10,588
Terumo Corp.	2,560	96,661
THK Co. Ltd.	470	10,897
TIS, Inc.	900	19,307
Tobu Railway Co. Ltd.	830	23,058
Toda Corp.	800	5,091
Toho Co. Ltd.	420	12,405
Toho Gas Co. Ltd.	370	16,038
Tohoku Electric Power Co., Inc.	1,780	16,723
Tokai Carbon Co. Ltd.	800	6,948
Tokai Rika Co. Ltd.	140	1,748
Tokio Marine Holdings, Inc.	2,520	105,713
Tokuyama Corp.	300	6,956
Tokyo Broadcasting System Holdings, Inc.	100	1,500
Tokyo Century Corp.	260	14,448
Tokyo Electric Power Co. Holdings, Inc.*	6,000	15,853
Tokyo Electron Ltd.	580	157,581
Tokyo Gas Co. Ltd.	1,640	34,543
Tokyo Tatemono Co. Ltd.	870	9,290
Tokyu Corp.	1,900	21,019
Tokyu Fudosan Holdings Corp.	2,300	8,729
Topcon Corp.	300	1,954
Toppan Printing Co. Ltd.	1,050	15,690
Toray Industries, Inc.	5,790	24,861
Toshiba Corp.	1,760	53,527
Toshiba TEC Corp.	100	3,818
Tosoh Corp.	1,050	14,062
TOTO Ltd.	630	23,671
Toyo Seikan Group Holdings Ltd.	670	7,311
Toyo Suisan Kaisha Ltd.	370	22,297
Toyo Tire Corp.	400	5,336
Toyobo Co. Ltd.	300	4,159
Toyoda Gosei Co. Ltd.	310	6,077
Toyota Boshoku Corp.	180	2,090
Toyota Industries Corp.	580	29,254
Toyota Motor Corp.	9,560	561,135
Toyota Tsusho Corp.	860	21,620
Trend Micro, Inc.	440	25,687
TS Tech Co. Ltd.	180	4,533
Tsumura & Co.	280	6,952
Tsuruha Holdings, Inc.	110	15,128
Ube Industries Ltd.	400	6,488

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Ulvac, Inc.	200	$5,857
Unicharm Corp.	1,510	67,894
Ushio, Inc.	400	4,668
USS Co. Ltd.	800	11,847
Wacoal Holdings Corp.	200	3,364
Welcia Holdings Co. Ltd.	160	14,670
West Japan Railway Co.	660	28,272
Yakult Honsha Co. Ltd.	500	28,375
Yamada Denki Co. Ltd.	2,900	12,577
Yamaguchi Financial Group, Inc.	800	4,708
Yamaha Corp.	620	28,415
Yamaha Motor Co. Ltd.	1,100	15,976
Yamato Holdings Co. Ltd.	1,330	33,901
Yamato Kogyo Co. Ltd.	100	2,025
Yamazaki Baking Co. Ltd.	500	8,347
Yaoko Co. Ltd.	100	7,908
Yaskawa Electric Corp.	1,020	33,685
Yokogawa Electric Corp.	900	13,659
Yokohama Rubber Co. Ltd. (The)	370	4,700
Z Holdings Corp.	10,000	52,617
Zenkoku Hosho Co. Ltd.	200	6,922
Zensho Holdings Co. Ltd.	400	7,185
Zeon Corp.	600	5,741
ZOZO, Inc.	390	10,531
		13,738,230
Jordan 0.0%
Hikma Pharmaceuticals PLC	644	18,169
Kazakhstan 0.0%
KAZ Minerals PLC	863	6,062
Luxembourg 0.1%
ArcelorMittal SA*	2,482	27,192
Eurofins Scientific SE*	46	29,990
L’Occitane International SA	1,250	2,105
RTL Group SA*	157	5,171
SES SA	1,369	9,638
Tenaris SA	1,969	11,501
		85,597

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Macau 0.2%
Galaxy Entertainment Group Ltd.	7,900	$53,493
Macau Legend Development Ltd.*	16,000	2,069
MGM China Holdings Ltd.	3,100	3,846
Sands China Ltd.	9,200	35,490
SJM Holdings Ltd.	7,600	8,523
Wynn Macau Ltd.	5,200	9,109
		112,530
Malaysia 0.0%
Wing Tai Holdings Ltd.	1,500	1,872
Mexico 0.0%
Fresnillo PLC	723	11,676
Netherlands 3.8%
Aalberts NV	409	14,598
ABN AMRO Bank NV, 144A, CVA	1,587	13,175
Adyen NV, 144A*	104	173,126
Aegon NV	6,534	19,192
Akzo Nobel NV	733	68,824
Altice Europe NV*	2,401	11,357
Argenx SE*	164	37,810
ASM International NV	184	27,672
ASML Holding NV	1,548	546,872
ASR Nederland NV	522	16,840
Boskalis Westminster*	312	5,860
Euronext NV, 144A	235	27,228
EXOR NV	399	22,607
GrandVision NV, 144A*	178	5,087
Heineken Holding NV	405	35,137
Heineken NV	912	88,463
ING Groep NV	15,136	104,951
JDE Peet’s BV*	267	11,857
Just Eat Takeaway.com NV, 144A*	452	48,828
Koninklijke Ahold Delhaize NV	4,256	123,192
Koninklijke DSM NV	662	101,102
Koninklijke KPN NV	12,688	32,742
Koninklijke Philips NV*	3,532	183,078
Koninklijke Vopak NV	254	13,872
NN Group NV	1,257	45,543
OCI NV*	365	4,301
Randstad NV	422	20,296
Royal Dutch Shell PLC (Class A Stock)	15,908	234,507

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
Royal Dutch Shell PLC (Class B Stock)	14,368	$203,160
Signify NV, 144A*	532	15,852
Wolters Kluwer NV	1,022	80,381
		2,337,510
New Zealand 0.4%
a2 Milk Co. Ltd.*	2,811	38,892
Air New Zealand Ltd.	4,437	3,955
Auckland International Airport Ltd.	4,535	19,178
Contact Energy Ltd.	2,756	10,720
Fisher & Paykel Healthcare Corp. Ltd.	2,174	51,843
Fletcher Building Ltd.	3,380	7,561
Kiwi Property Group Ltd.	5,896	4,189
Mercury NZ Ltd.	2,505	7,770
Meridian Energy Ltd.	4,721	15,240
Ryman Healthcare Ltd.	1,573	13,886
SKYCITY Entertainment Group Ltd.	2,580	4,251
Spark New Zealand Ltd.	7,036	23,047
Xero Ltd.*	358	23,307
		223,839
Norway 0.5%
Aker ASA (Class A Stock)	80	3,394
Aker BP ASA	415	7,797
DNB ASA*	4,003	60,530
Equinor ASA	3,776	55,772
Gjensidige Forsikring ASA*	706	14,497
Leroy Seafood Group ASA	1,003	5,825
Mowi ASA	1,634	29,456
Norsk Hydro ASA*	5,124	14,243
Orkla ASA	2,929	29,025
Salmar ASA*	199	9,450
Schibsted ASA (Class A Stock)*	298	10,821
Schibsted ASA (Class B Stock)*	423	13,900
Telenor ASA	2,470	38,166
Yara International ASA	660	27,548
		320,424
Poland 0.3%
Bank Polska Kasa Opieki SA*	560	7,589
CD Projekt SA*	240	26,007
Cyfrowy Polsat SA*	928	6,894

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland (cont’d.)
Dino Polska SA, 144A*	208	$11,610
Grupa Lotos SA	354	4,603
KGHM Polska Miedz SA*	527	17,927
LPP SA*	3	5,517
mBank SA*	75	3,790
PGE Polska Grupa Energetyczna SA*	2,536	4,514
Polski Koncern Naftowy ORLEN SA	1,190	16,900
Polskie Gornictwo Naftowe i Gazownictwo SA	7,691	10,584
Powszechna Kasa Oszczednosci Bank Polski SA*	3,267	18,884
Powszechny Zaklad Ubezpieczen SA	2,147	15,487
Santander Bank Polska SA*	113	4,555
		154,861
Portugal 0.2%
EDP - Energias de Portugal SA	10,885	55,164
Galp Energia SGPS SA	1,973	20,712
Jeronimo Martins SGPS SA	934	15,771
		91,647
Russia 0.1%
Evraz PLC	2,557	9,688
Polymetal International PLC	1,301	32,407
		42,095
Singapore 1.0%
Ascendas Real Estate Investment Trust, REIT	11,316	29,490
Ascott Residence Trust, UTS	6,000	3,927
BOC Aviation Ltd., 144A	800	4,597
CapitaLand Commercial Trust, REIT	10,497	12,365
CapitaLand Ltd.	9,600	19,273
CapitaLand Mall Trust, REIT	9,200	12,666
City Developments Ltd.	1,800	10,737
ComfortDelGro Corp. Ltd.	8,000	7,929
DBS Group Holdings Ltd.	6,932	99,802
Frasers Property Ltd.	900	762
Genting Singapore Ltd.	22,200	11,941
Jardine Cycle & Carriage Ltd.	390	5,685
Keppel Corp. Ltd.	5,500	21,551
Keppel REIT	7,700	6,217
Mapletree Commercial Trust, REIT	9,200	12,328
Mapletree Industrial Trust, REIT	6,500	15,558
Mapletree Logistics Trust, REIT	9,600	14,978

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
Mapletree North Asia Commercial Trust, REIT	7,300	$4,570
Olam International Ltd.	2,400	2,334
Oversea-Chinese Banking Corp. Ltd.	13,173	82,213
SATS Ltd.	2,100	4,222
Sembcorp Industries Ltd.	4,100	5,151
Sembcorp Marine Ltd.*	10,200	2,832
Singapore Airlines Ltd.	4,900	12,262
Singapore Exchange Ltd.	3,200	19,134
Singapore Post Ltd.	8,500	4,420
Singapore Press Holdings Ltd.	7,300	5,676
Singapore Technologies Engineering Ltd.	5,800	13,898
Singapore Telecommunications Ltd.	28,500	51,674
StarHub Ltd.	2,900	2,584
Suntec Real Estate Investment Trust, REIT	7,400	7,252
United Overseas Bank Ltd.	4,957	69,769
UOL Group Ltd.	1,800	8,642
Venture Corp. Ltd.	1,000	12,990
		599,429
South Africa 0.2%
Anglo American PLC	4,809	118,758
Investec PLC	2,289	4,540
		123,298
South Korea 4.3%
Amorepacific Corp.	120	16,806
AMOREPACIFIC Group	118	5,267
BGF retail Co. Ltd.	17	1,772
BNK Financial Group, Inc.	1,143	4,938
Celltrion Healthcare Co. Ltd.*	271	21,640
Celltrion, Inc.*	400	100,231
Cheil Worldwide, Inc.	349	5,638
CJ CheilJedang Corp.	30	9,734
CJ Corp.	65	4,507
CJ ENM Co. Ltd.	49	4,734
CJ Logistics Corp.*	37	4,759
Coway Co. Ltd.	235	15,141
Daelim Industrial Co. Ltd.	106	7,432
Daewoo Engineering & Construction Co. Ltd.*	483	1,414
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	159	3,170
DB Insurance Co. Ltd.	214	8,473
DGB Financial Group, Inc.	416	1,806
Dongsuh Cos., Inc.	129	2,333

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Doosan Bobcat, Inc.	66	$1,494
Doosan Heavy Industries & Construction Co. Ltd.*	870	7,698
Doosan Infracore Co. Ltd.*	367	2,204
Doosan Solus Co. Ltd.*	60	1,909
E-MART, Inc.	76	7,271
Fila Holdings Corp.	237	6,635
GS Engineering & Construction Corp.	239	5,439
GS Holdings Corp.	235	6,904
GS Retail Co. Ltd.	72	2,073
Hana Financial Group, Inc.	1,100	27,286
Hankook Tire & Technology Co. Ltd.	345	7,539
Hanmi Pharm Co. Ltd.	27	5,980
Hanon Systems	554	4,644
Hanssem Co. Ltd.	51	4,373
Hanwha Aerospace Co. Ltd.*	98	2,006
Hanwha Corp.	141	3,000
Hanwha Life Insurance Co. Ltd.	2,871	3,544
Hanwha Solutions Corp.	359	7,732
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	154	2,802
Helixmith Co. Ltd.*	76	3,462
Hite Jinro Co. Ltd.	102	3,565
HLB, Inc.*	145	10,131
Hotel Shilla Co. Ltd.	109	6,439
Hyundai Department Store Co. Ltd.	42	2,109
Hyundai Engineering & Construction Co. Ltd.	278	8,016
Hyundai Glovis Co. Ltd.	63	5,906
Hyundai Heavy Industries Holdings Co. Ltd.	40	7,953
Hyundai Marine & Fire Insurance Co. Ltd.	225	4,392
Hyundai Mipo Dockyard Co. Ltd.	55	1,449
Hyundai Mobis Co. Ltd.	246	42,541
Hyundai Motor Co.	535	57,054
Hyundai Steel Co.	255	5,313
Hyundai Wia Corp.	47	1,502
Industrial Bank of Korea	1,091	7,448
Kakao Corp.	204	59,209
Kangwon Land, Inc.	472	9,052
KB Financial Group, Inc.	1,482	43,983
KCC Corp.	12	1,356
KEPCO Plant Service & Engineering Co. Ltd.	71	1,755
Kia Motors Corp.	983	33,435
Korea Aerospace Industries Ltd.	209	4,209
Korea Electric Power Corp.*	1,059	17,035
Korea Gas Corp.	70	1,494

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Korea Investment Holdings Co. Ltd.	179	$7,322
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	166	12,476
Korea Zinc Co. Ltd.	42	14,597
Korean Air Lines Co. Ltd.*	270	3,955
KT&G Corp.	424	28,836
Kumho Petrochemical Co. Ltd.	68	4,840
LG Chem Ltd.	174	83,196
LG Corp.	344	21,269
LG Display Co. Ltd.*	852	9,057
LG Electronics, Inc.	412	24,478
LG Household & Health Care Ltd.	34	39,213
LG Uplus Corp.	671	6,459
Lotte Chemical Corp.	53	7,504
Lotte Chilsung Beverage Co. Ltd.	26	2,207
Lotte Corp.	157	4,097
LOTTE Fine Chemical Co. Ltd.	48	1,759
Lotte Shopping Co. Ltd.	30	1,968
LS Corp.	114	4,027
Mando Corp.	90	2,089
Medytox, Inc.	11	1,591
Mirae Asset Daewoo Co. Ltd.	1,450	9,619
NAVER Corp.	512	129,823
NCSoft Corp.	64	43,550
Netmarble Corp., 144A*	71	7,650
NH Investment & Securities Co. Ltd.	574	4,241
NHN Corp.*	27	1,879
NongShim Co. Ltd.	16	4,970
OCI Co. Ltd.*	48	2,264
Orion Corp.	79	8,876
Ottogi Corp.	4	1,877
Paradise Co. Ltd.	124	1,370
POSCO	261	42,327
POSCO Chemical Co. Ltd.	76	4,857
Posco International Corp.	122	1,423
S-1 Corp.	75	5,672
Samsung Biologics Co. Ltd., 144A*	51	31,561
Samsung C&T Corp.	320	28,531
Samsung Card Co. Ltd.	83	1,968
Samsung Electro-Mechanics Co. Ltd.	213	25,313
Samsung Electronics Co. Ltd.	18,226	890,886
Samsung Engineering Co. Ltd.*	593	5,961
Samsung Fire & Marine Insurance Co. Ltd.	125	17,991
Samsung Heavy Industries Co. Ltd.*	1,911	9,216
Samsung Life Insurance Co. Ltd.	238	9,510

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Samsung SDI Co. Ltd.	201	$67,510
Samsung SDS Co. Ltd.	122	17,040
Samsung Securities Co. Ltd.	231	5,620
Shinhan Financial Group Co. Ltd.	1,776	44,789
Shinsegae, Inc.	26	4,580
SillaJen, Inc.*^	138	1,430
SK Holdings Co. Ltd.	124	23,161
SK Hynix, Inc.	2,013	140,324
SK Innovation Co. Ltd.	219	23,450
SK Networks Co. Ltd.	404	1,726
SK Telecom Co. Ltd.	90	16,650
SKC Co. Ltd.	96	5,631
S-Oil Corp.	147	7,558
Ssangyong Cement Industrial Co. Ltd.	819	3,476
Woori Financial Group, Inc.	2,222	15,875
Yuhan Corp.	180	8,672
		2,628,903
Spain 2.1%
Acciona SA	79	8,710
ACS Actividades de Construccion y Servicios SA	968	22,291
Aena SME SA, 144A*	270	35,042
Amadeus IT Group SA	1,675	83,828
Banco Bilbao Vizcaya Argentaria SA	26,207	81,306
Banco de Sabadell SA	21,012	7,116
Banco Santander SA*	63,804	135,172
Bankia SA	5,669	7,098
Bankinter SA	2,963	15,181
CaixaBank SA	13,763	29,484
Cellnex Telecom SA, 144A	1,036	64,796
EDP Renovaveis SA	676	11,111
Enagas SA	953	23,869
Endesa SA	1,215	34,284
Ferrovial SA	1,843	44,705
Grifols SA	1,268	36,891
Iberdrola SA	22,780	291,059
Iberdrola SA*	512	6,542
Industria de Diseno Textil SA	4,117	109,673
Inmobiliaria Colonial Socimi SA, REIT	1,241	10,549
Mapfre SA	3,825	6,888
Merlin Properties Socimi SA, REIT	1,209	9,947
Naturgy Energy Group SA	1,149	21,223
Red Electrica Corp. SA	1,652	31,952
Repsol SA	5,269	41,324

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain (cont’d.)
Siemens Gamesa Renewable Energy SA	846	$19,905
Telefonica SA	18,084	75,408
Zardoya Otis SA	852	5,639
		1,270,993
Sweden 2.7%
Alfa Laval AB*	1,202	28,381
Assa Abloy AB (Class B Stock)	3,620	79,113
Atlas Copco AB (Class A Stock)	2,465	108,713
Atlas Copco AB (Class B Stock)	1,448	55,481
Boliden AB	1,049	28,543
Castellum AB	1,033	22,216
Electrolux AB (Class B Stock)	884	16,455
Electrolux Professional AB (Class B Stock)*	764	2,985
Elekta AB (Class B Stock)	1,374	13,979
Epiroc AB (Class A Stock)	2,412	33,472
Epiroc AB (Class B Stock)	1,447	19,539
EQT AB	772	18,125
Essity AB (Class B Stock)*	2,328	76,536
Fastighets AB Balder (Class B Stock)*	373	15,301
Hennes & Mauritz AB (Class B Stock)	3,360	51,854
Hexagon AB (Class B Stock)*	977	62,985
Hufvudstaden AB (Class A Stock)	547	7,079
Husqvarna AB (Class B Stock)	1,560	14,872
ICA Gruppen AB	297	14,590
Industrivarden AB (Class A Stock)*	797	19,642
Industrivarden AB (Class C Stock)*	641	15,705
Investment AB Latour (Class B Stock)	437	8,941
Investor AB (Class A Stock)	509	29,746
Investor AB (Class B Stock)	1,781	104,840
Kinnevik AB (Class B Stock)	918	32,124
L E Lundbergforetagen AB (Class B Stock)*	283	13,230
Lundin Energy AB	724	16,815
Nibe Industrier AB (Class B Stock)*	1,148	27,512
Saab AB (Class B Stock)*	354	11,374
Sandvik AB*	4,249	78,882
Securitas AB (Class B Stock)*	1,153	17,169
Skandinaviska Enskilda Banken AB (Class A Stock)*	5,506	53,074
Skanska AB (Class B Stock)*	1,371	27,427
SKF AB (Class B Stock)	1,468	27,008
Svenska Cellulosa AB SCA (Class A Stock)*	185	2,241
Svenska Cellulosa AB SCA (Class B Stock)*	2,277	27,319
Svenska Handelsbanken AB (Class A Stock)*	5,693	53,464
Svenska Handelsbanken AB (Class B Stock)*	188	1,983

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Swedbank AB (Class A Stock)*	3,844	$61,882
Swedish Match AB	597	45,672
Swedish Orphan Biovitrum AB*	675	14,163
Tele2 AB (Class B Stock)	2,046	28,872
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	2,483
Telefonaktiebolaget LM Ericsson (Class B Stock)	11,737	134,616
Telia Co. AB	9,842	38,038
Trelleborg AB (Class B Stock)*	931	14,479
Volvo AB (Class B Stock)*	5,882	100,747
		1,679,667
Switzerland 9.0%
ABB Ltd.	6,945	172,484
Adecco Group AG	591	27,750
Alcon, Inc.*	1,796	107,800
Baloise Holding AG	175	26,487
Banque Cantonale Vaudoise	123	12,896
Barry Callebaut AG	12	24,966
Chocoladefabriken Lindt & Spruengli AG	5	38,663
Cie Financiere Richemont SA	1,991	122,949
Clariant AG	768	14,410
Coca-Cola HBC AG*	747	19,604
Credit Suisse Group AG	9,417	100,757
DKSH Holding AG	160	10,183
Dufry AG*	229	5,856
EMS-Chemie Holding AG	30	25,867
Flughafen Zurich AG*	90	11,305
Geberit AG	140	77,105
Georg Fischer AG	16	14,719
Givaudan SA	36	149,163
Helvetia Holding AG	148	13,305
Julius Baer Group Ltd.	829	36,450
Kuehne + Nagel International AG*	192	33,267
LafargeHolcim Ltd.*	2,011	95,424
Logitech International SA	596	43,377
Lonza Group AG	288	178,340
Nestle SA	11,179	1,330,783
Novartis AG	8,336	685,522
OC Oerlikon Corp. AG	1,093	9,140
Partners Group Holding AG	65	62,497
PSP Swiss Property AG	179	20,027
Roche Holding AG (MSCX)	2,705	941,010
Roche Holding AG (SWX)	102	35,205
Schindler Holding AG	79	19,781

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Schindler Holding AG (PART CERT)	156	$39,677
SGS SA	23	60,192
Sika AG	538	118,427
Sonova Holding AG*	216	48,704
STMicroelectronics NV	2,426	67,729
Straumann Holding AG	39	38,172
Sulzer AG	31	2,580
Swatch Group AG (The) (MSCX)	245	9,684
Swatch Group AG (The) (SWX)	110	22,886
Swiss Life Holding AG	127	46,238
Swiss Prime Site AG	288	26,263
Swiss Re AG	1,143	90,764
Swisscom AG	98	52,153
Temenos AG	232	34,389
UBS Group AG	13,047	153,473
Vifor Pharma AG	198	27,966
Zurich Insurance Group AG	577	211,411
		5,517,800
Taiwan 0.0%
FIT Hon Teng Ltd., 144A*	3,000	1,454
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 11.0%
3i Group PLC	3,652	42,607
Admiral Group PLC	797	25,075
Ashmore Group PLC	1,966	10,082
Ashtead Group PLC	1,714	54,839
Associated British Foods PLC	1,333	30,942
AstraZeneca PLC	5,088	563,853
Auto Trader Group PLC, 144A	3,617	25,550
Avast PLC, 144A	2,107	15,978
AVEVA Group PLC	247	13,502
Aviva PLC	15,018	52,213
B&M European Value Retail SA	3,264	19,909
Babcock International Group PLC	1,306	4,949
BAE Systems PLC	12,705	81,718
Barclays PLC	68,006	89,098
Barratt Developments PLC	3,881	26,101
Bellway PLC	468	15,660
Berkeley Group Holdings PLC	447	26,104

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
BP PLC	77,088	$278,637
British American Tobacco PLC	8,854	293,040
British Land Co. PLC (The), REIT	3,545	16,971
BT Group PLC	33,352	43,536
Bunzl PLC	1,291	37,037
Burberry Group PLC	1,539	25,309
Centrica PLC	22,377	14,263
Cineworld Group PLC	3,160	1,591
CK Hutchison Holdings Ltd.	10,600	68,665
CNH Industrial NV*	3,773	25,638
Compass Group PLC	7,001	96,290
ConvaTec Group PLC, 144A	5,984	15,946
Croda International PLC	477	35,842
DCC PLC	378	33,809
Derwent London PLC, REIT	386	14,570
Diageo PLC	8,908	326,660
Direct Line Insurance Group PLC	5,236	20,344
DS Smith PLC	4,889	16,755
easyJet PLC	675	4,375
Experian PLC	3,538	124,125
Fiat Chrysler Automobiles NV*	4,222	42,866
G4S PLC	6,164	11,495
GlaxoSmithKline PLC	19,126	383,424
GVC Holdings PLC	2,223	19,248
Halma PLC	1,452	41,606
Hargreaves Lansdown PLC	1,375	31,583
Hiscox Ltd.	1,285	13,222
HomeServe PLC	1,054	18,417
Howden Joinery Group PLC	2,185	14,085
HSBC Holdings PLC	79,125	355,048
IMI PLC	1,137	15,500
Imperial Brands PLC	3,613	60,376
Inchcape PLC	1,420	7,979
Informa PLC	5,734	27,919
InterContinental Hotels Group PLC	700	32,312
Intermediate Capital Group PLC	1,066	18,885
International Consolidated Airlines Group SA	2,186	4,772
Intertek Group PLC	619	43,683
ITV PLC	14,316	10,674
J Sainsbury PLC	6,260	15,369
JD Sports Fashion PLC	1,648	13,017
John Wood Group PLC	3,204	8,052
Johnson Matthey PLC	728	21,469
Kingfisher PLC	8,095	25,666

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Land Securities Group PLC, REIT	2,732	$20,711
Legal & General Group PLC	22,716	63,238
Lloyds Banking Group PLC	275,750	94,175
London Stock Exchange Group PLC	1,229	137,235
M&G PLC	9,967	20,901
Marks & Spencer Group PLC	7,478	9,343
Meggitt PLC	2,986	10,559
Melrose Industries PLC	18,447	20,800
Micro Focus International PLC	1,520	5,487
Mondi PLC	1,858	33,344
National Grid PLC	13,658	161,993
Natwest Group PLC	17,433	24,161
Next PLC	488	34,927
Ninety One PLC*	1,144	3,212
Ocado Group PLC*	1,750	47,256
Pearson PLC	2,878	19,934
Pennon Group PLC	1,715	23,989
Persimmon PLC*	1,217	38,326
Phoenix Group Holdings PLC	2,018	17,533
Prudential PLC	10,148	146,195
Quilter PLC, 144A	7,025	13,526
Reckitt Benckiser Group PLC	2,443	246,746
RELX PLC	7,227	152,619
Renishaw PLC	129	8,152
Rentokil Initial PLC	7,115	49,609
Rightmove PLC	3,322	24,151
Rolls-Royce Holdings PLC	6,607	20,035
RSA Insurance Group PLC	3,960	22,310
Sage Group PLC (The)	4,183	40,138
Schroders PLC	421	16,372
Segro PLC, REIT	4,560	57,838
Severn Trent PLC	913	29,311
Smith & Nephew PLC	3,466	68,997
Smiths Group PLC	1,520	27,070
Spirax-Sarco Engineering PLC	282	38,195
SSE PLC	3,987	68,069
St. James’s Place PLC	2,029	25,149
Standard Chartered PLC	9,909	50,123
Standard Life Aberdeen PLC	8,623	28,449
Subsea 7 SA*	1,086	8,223
Tate & Lyle PLC	1,795	15,316
Taylor Wimpey PLC	13,868	21,617
TechnipFMC PLC	1,953	15,427
Tesco PLC	37,922	107,682

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Travis Perkins PLC	969	$14,133
Unilever NV	5,653	332,689
Unilever PLC	4,222	252,357
United Utilities Group PLC	2,616	30,908
Virgin Money UK PLC*	6,121	7,087
Vodafone Group PLC	104,171	157,338
Weir Group PLC (The)	987	15,320
Whitbread PLC*	773	21,910
Wm Morrison Supermarkets PLC	8,506	20,891
WPP PLC	4,551	33,874
		6,803,200
United States 0.4%
Amcor PLC, CDI	6,138	62,956
Carnival PLC	501	5,403
Ferguson PLC	888	79,004
James Hardie Industries PLC, CDI	1,698	35,054
QIAGEN NV*	846	41,955
Samsonite International SA, 144A*	6,000	5,602
Sims Ltd.	854	4,833
		234,807

Total Common Stocks (cost $55,738,253)		56,867,462
Exchange-Traded Fund 2.6%
United States
iShares MSCI EAFE ETF (cost $1,517,430)	26,000	1,613,300
Preferred Stocks 0.7%
Germany 0.4%
Bayerische Motoren Werke AG (PRFC)	218	11,171
FUCHS PETROLUB SE (PRFC)	300	13,058
Henkel AG & Co. KGaA (PRFC)	670	65,566
Porsche Automobil Holding SE (PRFC)*	588	33,145
Sartorius AG (PRFC)	131	50,436
Volkswagen AG (PRFC)*	717	105,101
		278,477

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea 0.3%
Amorepacific Corp. (PRFC)	29	$1,504
CJ CheilJedang Corp. (PRFC)	14	1,727
Hanwha Corp. (PRFC)	360	3,590
Hyundai Motor Co. (2nd PRFC)	122	7,108
Hyundai Motor Co. (PRFC)	88	5,102
LG Chem Ltd. (PRFC)	30	6,738
LG Electronics, Inc. (PRFC)	64	1,452
LG Household & Health Care Ltd. (PRFC)	8	4,802
Mirae Asset Daewoo Co. Ltd. (PRFC)	712	2,569
Samsung Electronics Co. Ltd. (PRFC)	3,217	134,135
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	30	3,092
		171,819
Total Preferred Stocks (cost $411,224)		450,296

	Units
Rights* 0.0%
Spain
Cellnex Telecom SA, expiring 08/07/20 (cost $0)	1,036	4,332

Total Long-Term Investments (cost $57,666,907)		58,935,390

Shares
Short-Term Investments 2.6%
Affiliated Mutual Fund 2.1%
PGIM Core Ultra Short Bond Fund (cost $1,268,057)(w)	1,268,057	1,268,057

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.5%
U.S. Treasury Bills (cost $304,937)	0.143%	09/17/20	305	$304,966

Total Short-Term Investments (cost $1,572,994)				1,573,023

TOTAL INVESTMENTS 98.3% (cost $59,239,901)				60,508,413
Other assets in excess of liabilities(z) 1.7%				1,067,868

Net Assets 100.0%				$61,576,281

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ASX—Australian Securities Exchange
CAC40—French Stock Market Index
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
MSCX—Morgan Stanley MTF Exchange
PART CERT—Participation Certificates
PRFC—Preference Shares
REITs—Real Estate Investment Trust
RSP—Savings Shares
SPI—Swiss Performance Index
STOXX—Stock Index of the Eurozone
SWX—SIX Swiss Exchange
TOPIX—Tokyo Stock Price Index
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,430 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM QMA International Developed Markets Index Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Sep. 2020	$104,988	$231
2	CAC40 10 Euro	Aug. 2020	112,636	(4,573)
7	Euro STOXX 50 Index	Sep. 2020	262,459	(4,834)
3	FTSE 100 Index	Sep. 2020	231,163	(12,825)
14	Mini MSCI EAFE Index	Sep. 2020	1,269,520	1,450
2	TOPIX Index	Sep. 2020	282,745	(24,920)
				$(45,471)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).